Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses, Net [Abstract]
Interest on long-term bank debt	$ (7,148)	$ (7,214)	$ (6,968)
Interest on Series A Notes	(10,787)	(5,753)	(4,395)
Interest on short-term bank credit and loans	(2,528)	(3,802)	(1,699)
Loss on marketable securities		(2,464)
Gain (loss) from exchange rate differences, net	126	7,565	(9,094)
Other	(9,922)	(10,839)	(4,330)
Interest Expense, Total	(30,259)	(22,507)	(26,486)
Interest on cash, cash equivalents and bank deposits	1,821	2,579	3,224
Other	2,353	6,359	2,011
Interest Income, Total	4,173	8,938	5,235
Financial expenses, net	$ (26,086)	$ (13,569)	$ (21,251)